Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	BCM FOCUS FUNDS
Entity Central Index Key	0001950357
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2024
Document Effective Date	Feb. 27, 2024
Prospectus Date	Feb. 27, 2024
BCM FOCUS SMALL/MICRO-CAP FUND | BCM FOCUS SMALL/MICRO-CAP FUND
Prospectus:
Trading Symbol	BCSMX